Grupo Santander - Accelerated placement of ordinary shares of Santander Bank Polska (Details) € / shares in Units, zł / shares in Units, shares in Thousands, € in Millions, zł in Millions	Sep. 13, 2024 PLN (zł)	Sep. 13, 2024 EUR (€)	Sep. 10, 2024 zł / shares shares	Sep. 09, 2024	Dec. 31, 2024 € / shares	Sep. 10, 2024 € / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares
Disclosure of detailed information about business combination [line items]
Nominal value per share (in euro per share) | € / shares					€ 0.50		€ 0.50	€ 0.50	€ 0.50
Santander Bank Polska S.A.
Disclosure of detailed information about business combination [line items]
Increase (decrease) in number of ordinary shares issued | shares			5,320
Percentage of share capital			5.20%			5.20%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	zł 2,463	€ 575
Ownership interest in subsidiary	62.20%	62.20%		67.40%
Santander Bank Polska S.A. | Other reserves
Disclosure of detailed information about business combination [line items]
Increase (decrease) through change in equity of subsidiaries, equity		€ (158)
Santander Bank Polska S.A. | Other comprehensive income
Disclosure of detailed information about business combination [line items]
Increase (decrease) through change in equity of subsidiaries, equity		(57)
Santander Bank Polska S.A. | Non-controlling interest, other elements
Disclosure of detailed information about business combination [line items]
Increase (decrease) through change in equity of subsidiaries, equity		€ (360)
Santander Bank Polska S.A. | Ordinary shares
Disclosure of detailed information about business combination [line items]
Nominal value per share (in euro per share) | (per share)			zł 463			€ 108